Related Parties Transactions (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	May 22, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Jan. 01, 2020 USD ($)
Related Parties Transactions [Abstract]
Total current monthly gross amount | ₪		₪ 45
Current liability | $	$ 677			$ 458			$ 357
Interest rate	15.45%	15.45%
Additional paid-in capital | $	$ 112
Total nominal amount current liability					$ 462	₪ 1,710
Liability in nominal amount paid | ₪			₪ 20